Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

14 Inventories

	2018	2017	2016
	$m	$m	$m
Raw materials and consumables	794	1,024	811
Inventories in process	1,450	1,208	1,060
Finished goods and goods for resale	646	803	463
Inventories	2,890	3,035	2,334

The Group recognised $2,659m (2017: $2,493m; 2016: $2,644m) of inventories as an expense within cost of sales during the year.

Inventory write-offs in the year amounted to $208m (2017: $109m; 2016: $198m).